Trade and Other Receivables and Prepayments - Schedule of Maturity Analysis of the Undiscounted Lease Payments to be Received (Details) - ZAR (R) R in Thousands	Feb. 28, 2025	Feb. 29, 2024
Schedule of Maturity Analysis of the Undiscounted Lease Payments to be Received [Line Items]
Present value of lease payments	R 12,888	R 17,326
Non-current asset	8,058	12,888
Current asset	4,830	4,438
Within one year [Member]
Schedule of Maturity Analysis of the Undiscounted Lease Payments to be Received [Line Items]
Present value of lease payments	4,830	4,438
Within two to four years [Member]
Schedule of Maturity Analysis of the Undiscounted Lease Payments to be Received [Line Items]
Present value of lease payments	R 8,058	R 12,888